Cover	Mar. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2021
Entity File Number	001-39142
Entity Registrant Name	PORCH GROUP, INC.
Entity Central Index Key	0001784535
Entity Tax Identification Number	83-2587663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 1st Avenue South
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	855
Local Phone Number	767-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	PRCH
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PRCHW
Security Exchange Name	NASDAQ